Income Tax (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes		$ 28,547	¥ 196,274	¥ 101,884	¥ (44,573)
Accumulated losses		(186,278)		(1,432,586)		¥ (1,280,753)
Current tax expenses			48,019	12,456
Deferred tax benefits		(1,060)	(7,291)	(43,981)
Income tax (benefits)/expenses		$ 5,924	40,728	(31,525)
The Cayman Islands
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes			¥ (42,287)	(14,109)	(11,880)
Hong Kong
Income Tax
Income tax rate (as a percent)	16.50%	16.50%	16.50%
Two-tiered profits tax rates	8.25%	8.25%	8.25%
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes	$ 2,000		¥ 59,675	14,951	(16,629)
PRC, excluding Hong Kong
Income Tax
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes			¥ 178,551	103,864	(15,864)
Other
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes			¥ 335	¥ (2,822)	¥ (200)
PRC,VIES and VIEs' subsidiaries
Income Tax Expense Benefit Continuing Operations
Withholding Tax Percentage	10.00%	10.00%	10.00%
Accumulated losses						111,689
Undistributed earnings						111,689
Unrecognized deferred income tax liability						¥ 11,169